CONTINGENT LIABILITIES AND COMMITMENTS - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 38,866	£ 35,671
Guarantees given to third parties
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees given to third parties	726	493
Formal standby facilities, credit lines and other commitments
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 38,140	£ 35,178